Revenue from contract with customers - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	$ 3,393,868	$ 3,413,466	$ 2,926,484
North America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	1,375,018	1,328,504	957,730
South America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	1,219,893	1,233,362	1,094,450
Central America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	747,871	796,679	819,534
Caribbean
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	$ 51,086	$ 54,921	$ 54,770